Employees' Retirement Benefits (Schedule Of Fair Values of Pension Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 962,120	¥ 1,041,561	¥ 1,122,736
Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	26,855	29,539
Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	491,057	485,858
Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	65,561	52,610
Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		57,996
Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		2,147
Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	57,145	34,318
Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	22,808	58,053
Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	163,762	180,552
Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	905	1,459
Pension Plans, Defined Benefit | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	828,093	902,532
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	33,465	24,677
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,954	12,728
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		9,639
Pension Plans, Defined Benefit | Securities Investment Trust Beneficiary Certificates Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,321	8,579
Pension Plans, Defined Benefit | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	87,287	83,406
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,162,315	1,146,880	¥ 1,165,104
NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	20,678	7,562
NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	371,990	332,087
NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	99,497	75,967
NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	33,706	62,128
NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	736	364
NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	117,906	114,971
NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	62,799	93,561
NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	138,539	136,852
NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,324	1,743
NTT CDBP | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		825,235
NTT CDBP | Securities Investment Trust Beneficiary Certificates Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	112,629	106,456
NTT CDBP | Securities Investment Trust Beneficiary Certificates Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	71,141	76,900
NTT CDBP | Securities Investment Trust Beneficiary Certificates Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	25,640	32,385
NTT CDBP | Securities Investment Trust Beneficiary Certificates Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,582	19,917
NTT CDBP | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	87,148	85,987
NTT CDBP | Fair Value of Plan Assets Using Fair Value Hierarchy Measurement
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	847,175
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	26,855	29,539
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	477,584	483,087
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		55,597
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		829
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	57,145	34,296
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	22,808	58,053
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	584,392	661,401
Fair Value, Inputs, Level 1 | NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	20,678	7,562
Fair Value, Inputs, Level 1 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	356,634	325,561
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	28,317	59,883
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	655	103
Fair Value, Inputs, Level 1 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	117,906	114,909
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	62,799	93,561
Fair Value, Inputs, Level 1 | NTT CDBP | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		601,579
Fair Value, Inputs, Level 1 | NTT CDBP | Fair Value of Plan Assets Using Fair Value Hierarchy Measurement
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	586,989
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,473	2,771
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	65,561	52,610
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		2,399
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		1,318
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		22
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	163,762	180,552
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3	(10)
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	242,799	239,662
Fair Value, Inputs, Level 2 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	15,356	6,526
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	99,497	75,967
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,389	2,245
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	81	261
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		62
Fair Value, Inputs, Level 2 | NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	138,539	136,852
Fair Value, Inputs, Level 2 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1	2
Fair Value, Inputs, Level 2 | NTT CDBP | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		221,915
Fair Value, Inputs, Level 2 | NTT CDBP | Fair Value of Plan Assets Using Fair Value Hierarchy Measurement
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	258,863
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	902	1,469
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	902	1,469
Fair Value, Inputs, Level 3 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value, Inputs, Level 3 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,323	1,741
Fair Value, Inputs, Level 3 | NTT CDBP | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 1,741
Fair Value, Inputs, Level 3 | NTT CDBP | Fair Value of Plan Assets Using Fair Value Hierarchy Measurement
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 1,323